Accounting policies - Additional information (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting policies [Abstract]
Cash and cash equivalents	£ 547,302	£ 72,534	£ 562,173	£ 62,584
Cash and cash equivalents	545,897
Cash flows used in operating activities	£ 7,920	£ 8,978